UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     April 22, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $136,027 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2392    50137 SH       OTHER                   50137        0        0
ADOBE SYS INC                  COM              00724F101     1867    87282 SH       OTHER                   87282        0        0
AETNA INC NEW                  COM              00817Y108     1818    74712 SH       OTHER                   74712        0        0
AIR PRODS & CHEMS INC          COM              009158106     2111    37537 SH       OTHER                   37537        0        0
ALLSTATE CORP                  COM              020002101     1581    82558 SH       OTHER                   82558        0        0
AMGEN INC                      COM              031162100     2116    42731 SH       OTHER                   42731        0        0
ANADARKO PETE CORP             COM              032511107     2219    57068 SH       OTHER                   57068        0        0
APACHE CORP                    COM              037411105     2470    38541 SH       OTHER                   38541        0        0
APPLE INC                      COM              037833100     2708    25758 SH       OTHER                   25758        0        0
AT&T INC                       COM              00206R102     2651   105212 SH       OTHER                  105212        0        0
BANK OF AMERICA CORPORATION    COM              060505104      339    49692 SH       OTHER                   49692        0        0
BB&T CORP                      COM              054937107      428    25311 SH       OTHER                   25311        0        0
BECTON DICKINSON & CO          COM              075887109     2506    37268 SH       OTHER                   37268        0        0
CAPITAL ONE FINL CORP          COM              14040H105      956    78091 SH       OTHER                   78091        0        0
CATERPILLAR INC DEL            COM              149123101     1235    44173 SH       OTHER                   44173        0        0
CHEVRON CORP NEW               COM              166764100      253     3770 SH       OTHER                    3770        0        0
CISCO SYS INC                  COM              17275R102     1931   115134 SH       OTHER                  115134        0        0
CITIGROUP INC                  COM              172967101      274   108140 SH       OTHER                  108140        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1139    88532 SH       OTHER                   88532        0        0
CONOCOPHILLIPS                 COM              20825C104     1985    50687 SH       OTHER                   50687        0        0
CVS CAREMARK CORPORATION       COM              126650100     2340    85107 SH       OTHER                   85107        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1357    74711 SH       OTHER                   74711        0        0
E M C CORP MASS                COM              268648102     1444   126638 SH       OTHER                  126638        0        0
EATON CORP                     COM              278058102      239     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1028    81873 SH       OTHER                   81873        0        0
EXELON CORP                    COM              30161N101     3200    70493 SH       OTHER                   70493        0        0
EXXON MOBIL CORP               COM              30231G102     4961    72844 SH       OTHER                   72844        0        0
FRANKLIN RES INC               COM              354613101     1750    32490 SH       OTHER                   32490        0        0
GENERAL ELECTRIC CO            COM              369604103     1726   170692 SH       OTHER                  170692        0        0
GENERAL MLS INC                COM              370334104     2101    42123 SH       OTHER                   42123        0        0
GENERAL MTRS CORP              COM              370442105      138    70960 SH       OTHER                   70960        0        0
GILEAD SCIENCES INC            COM              375558103     2116    45676 SH       OTHER                   45676        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1862    59922 SH       OTHER                   59922        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1743    16443 SH       OTHER                   16443        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     1540   254175 SH       OTHER                  254175        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      409    35150 SH       OTHER                   35150        0        0
HEWLETT PACKARD CO             COM              428236103     1836    57282 SH       OTHER                   57282        0        0
HONEYWELL INTL INC             COM              438516106     1810    64955 SH       OTHER                   64955        0        0
INTEL CORP                     COM              458140100     1703   113307 SH       OTHER                  113307        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2941    30359 SH       OTHER                   30359        0        0
JOHNSON & JOHNSON              COM              478160104     2830    53800 SH       OTHER                   53800        0        0
KIMBERLY CLARK CORP            COM              494368103     2288    49613 SH       OTHER                   49613        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1926    28413 SH       OTHER                   28413        0        0
MCDONALDS CORP                 COM              580135101     1473    26998 SH       OTHER                   26998        0        0
MCGRAW HILL COS INC            COM              580645109     1147    50134 SH       OTHER                   50134        0        0
MERCK & CO INC                 COM              589331107      294    10994 SH       OTHER                   10994        0        0
MORGAN STANLEY                 COM NEW          617446448     1776    78005 SH       OTHER                   78005        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      456    54933 SH       OTHER                   54933        0        0
NIKE INC                       CL B             654106103     1532    32678 SH       OTHER                   32678        0        0
NORFOLK SOUTHERN CORP          COM              655844108     1791    53080 SH       OTHER                   53080        0        0
ORACLE CORP                    COM              68389X105     2022   111908 SH       OTHER                  111908        0        0
PEPSICO INC                    COM              713448108     2363    45898 SH       OTHER                   45898        0        0
PFIZER INC                     COM              717081103      141    10335 SH       OTHER                   10335        0        0
PNC FINL SVCS GROUP INC        COM              693475105      359    12271 SH       OTHER                   12271        0        0
POTASH CORP SASK INC           COM              73755L107     1276    15795 SH       OTHER                   15795        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      207    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     3889   135464 SH       OTHER                  135464        0        0
PROCTER & GAMBLE CO            COM              742718109     2549    54124 SH       OTHER                   54124        0        0
QUALCOMM INC                   COM              747525103     2159    55482 SH       OTHER                   55482        0        0
ROYAL BANCSHARES PA INC        CL A             780081105       27    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     2105    51824 SH       OTHER                   51824        0        0
SELECTIVE INS GROUP INC        COM              816300107      759    62388 SH       OTHER                   62388        0        0
STATE STR CORP                 COM              857477103     1935    62852 SH       OTHER                   62852        0        0
STRYKER CORP                   COM              863667101     1351    39683 SH       OTHER                   39683        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      135    14423 SH       OTHER                   14423        0        0
SYSCO CORP                     COM              871829107     2241    98302 SH       OTHER                   98302        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2056    47846 SH       OTHER                   47846        0        0
UNIVEST CORP PA                COM              915271100    20016  1143797 SH       OTHER                 1143797        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1905   106424 SH       OTHER                  106424        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2400    79471 SH       OTHER                   79471        0        0
WELLS FARGO & CO NEW           COM              949746101     1396    98028 SH       OTHER                   98028        0        0